Goodwill and intangible assets - Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Amortization Expense, Maturity Schedule
Remainder of 2025	$ 1,052
Year One	1,687	$ 3,511
Year Two	764	2,024
Year Three	130	1,114
Year Four	0	87
Year Five and Thereafter	0	0
Net carrying amount	$ 3,633	$ 6,736